Liquidity and Financial Condition	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Liquidity And Financial Condition [Abstract]
Liquidity and Financial Condition
2. Liquidity and Financial Condition
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Since its inception, the Company has incurred net losses. During the three months ended March 31, 2024 and 2023, respectively, the Company incurred net losses of $6,478 and $11,231, respectively. As of March 31, 2024, the Company had an accumulated deficit of $113,884.
As of March 31, 2024, the Company had cash and cash equivalents of $754 which are available to fund future operations. The ongoing viability of the Company is largely dependent on the future financial and operating performance of the Company. To date, the Company has, in large part, relied on debt financing to fund its operations. Management expects to continue to incur significant expenses for the foreseeable future while the Company makes investments to support its anticipated growth. The Company’s ability to continue is dependent upon bitcoin prices remaining at or above certain levels. Based upon current and historical volatility of bitcoin the Company is unable to be certain that it can profitably mine bitcoin to support its operations. As such, there exists substantial doubt about the Company’s ability to remain a going concern within one year after the date these consolidated financial statements were issued.
The Company has received $5,708 in draws related to the GEM facility (Note 10) as of May 15, 2024 and plans to draw the additional funds allowed per the agreement. The Company will have additional needs for capital in the next fiscal year. These additional needs might not be available to fund the Company’s operations.

2. Liquidity and Financial Condition
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. Since its inception, the Company has incurred net losses. During the years ended December 31, 2023 and 2022, the Company incurred net losses of $18,657 and $61,606, respectively. As of December 31, 2023, the Company had an accumulated deficit of $107,409.
As of December 31, 2023, the Company had cash and cash equivalents of $2,851 which are available to fund future operations. The ongoing viability of the Company is largely dependent on the future financial and operating performance of the Company. To date, the Company has, in large part, relied on debt financing to fund its operations. Management expects to continue to incur significant expenses for the foreseeable future while the Company makes investments to support its anticipated growth. The Company’s ability to continue is dependent upon bitcoin prices remaining at or above certain levels. Based upon current and historical volatility of bitcoin the Company is unable to be certain that it can profitably mine bitcoin to support its operations. As such, there exists substantial doubt about the Company’s ability to remain a going concern within one year after the date these consolidated financial statements were issued.
The Company has received $5,250 in draws related to the GEM facility (Note 14) as of April 15, 2024 and plans to draw the additional funds allowed per the agreement. The Company plans to raise additional bridge investor financing options with corresponding increases in ownership equity as well as continue to reduce or delay expenditures originally forecasted. The Company will have additional needs for capital in the next fiscal year. These additional needs might not be available to fund the Company’s operations.